LONG-TERM LOAN PAYABLE (Details Narrative)	Jun. 16, 2023 USD ($)	Jun. 16, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 16, 2023 CNY (¥)
Debt Instrument [Line Items]
Pledged amount			$ 932,900	$ 941,270
Machinery and Equipment [Member]
Debt Instrument [Line Items]
Pledged amount			$ 932,900	$ 941,270
Loans Payable [Member]
Debt Instrument [Line Items]
Monthly installment	$ 40,227	¥ 291,666
Debt Instrument, Interest Rate During Period	6.80%	6.80%
Loans Payable [Member] | Machinery and Equipment [Member]
Debt Instrument [Line Items]
Pledged amount	$ 932,900
Maturity date	Sep. 15, 2025	Sep. 15, 2025
Loans Payable [Member] | Third Party Lender [Member]
Debt Instrument [Line Items]
Long-term loan payable	$ 965,344				¥ 7,000,000.0